                                                                               .
                                                                               .
                                                                               .

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                 July, 2008
Payment Date                                                                                                       8/15/2008
Transaction Month                                                                                                          7

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at
http://www.fordcredit.com/institutionalinvestments/index.jhtml.

I. ORIGINAL DEAL PARAMETERS

                                                                                                      WEIGHTED AVG REMAINING
                                                      DOLLAR AMOUNT          # OF RECEIVABLES                 TERM AT CUTOFF
Initial Pool Balance                              $2,399,999,232.64                   140,730                    49.4 months
Original Securities:                                  DOLLAR AMOUNT        NOTE INTEREST RATE   FINAL SCHEDULED PAYMENT DATE
 Class A-1 Notes                                    $544,000,000.00                  4.01760%              February 13, 2009
 Class A-2 Notes                                    $710,400,000.00   one-month LIBOR + 0.60%                  July 15, 2010
 Class A-3a Notes                                   $467,200,000.00                    3.960%                 April 15, 2012
 Class A-3b Notes                                   $225,000,000.00   one-month LIBOR + 0.80%                 April 15, 2012
 Class A-4 Notes                                    $133,500,000.00                    4.370%               October 15, 2012
 Class B Notes                                       $65,700,000.00                    5.330%              February 15, 2013
 Class C Notes                                       $43,800,000.00                    6.570%                  July 15, 2013
 Class D Notes                                       $43,800,000.00                    8.000%                  July 15, 2014
                                                     --------------
    Total                                         $2,233,400,000.00

II. AVAILABLE FUNDS

INTEREST:
 Interest Collections                                                                                          $7,204,316.52

PRINCIPAL:
 Principal Collections                                                                                        $51,795,680.77
 Prepayments in Full                                                                                          $16,195,009.88
 Liquidation Proceeds                                                                                          $1,523,795.81
   Recoveries                                                                                                     $21,710.65
                                                                                                                  ----------
     SUB TOTAL                                                                                                $69,536,197.11
                                                                                                              --------------
COLLECTIONS                                                                                                   $76,740,513.63

PURCHASE AMOUNTS:

 Purchase Amounts Related to Principal                                                                           $328,407.44
 Purchase Amounts Related to Interest                                                                              $1,856.52
                                                                                                                   ---------
    SUB TOTAL                                                                                                    $330,263.96

Clean-up Call                                                                                                          $0.00

Reserve Account Draw Amount                                                                                            $0.00
Net Swap Receipt - Class A-2                                                                                           $0.00
Net Swap Receipt - Class A-3b                                                                                          $0.00
AVAILABLE FUNDS                                                                                               $77,070,777.59

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                July, 2008
Payment Date                                                                                                      8/15/2008
Transaction Month                                                                                                         7

III. DISTRIBUTIONS
AVAILABLE FUNDS                                                                                CARRYOVER          REMAINING

                                              CALCULATED AMOUNT     AMOUNT PAID    SHORTFALL   SHORTFALL    AVAILABLE FUNDS
Owner Trustee Fees and Expenses                           $0.00           $0.00        $0.00       $0.00     $77,070,777.59
Indenture Trustee Fees and                                $0.00           $0.00        $0.00       $0.00     $77,070,777.59
Servicing Fee                                     $1,610,182.49   $1,610,182.49        $0.00       $0.00     $75,460,595.10
Net Swap Payment - Class A-2                        $404,385.33     $404,385.33        $0.00       $0.00     $75,056,209.77
Net Swap Payment - Class A-3b                       $100,109.37     $100,109.37        $0.00       $0.00     $74,956,100.40
Swap Termination Payment                                  $0.00           $0.00        $0.00       $0.00     $74,956,100.40
Interest - Class A-1 Notes                          $283,185.45     $283,185.45        $0.00       $0.00     $74,672,914.95
Interest - Class A-2 Notes                        $1,870,374.67   $1,870,374.67        $0.00       $0.00     $72,802,540.28
Interest - Class A-3a Notes                       $1,541,760.00   $1,541,760.00        $0.00       $0.00     $71,260,780.28
Interest - Class A-3b Notes                         $631,140.63     $631,140.63        $0.00       $0.00     $70,629,639.65
Interest - Class A-4 Notes                          $486,162.50     $486,162.50        $0.00       $0.00     $70,143,477.15
First Priority Principal Payment                          $0.00           $0.00        $0.00       $0.00     $70,143,477.15
Interest - Class B Notes                            $291,817.50     $291,817.50        $0.00       $0.00     $69,851,659.65
Second Priority Principal Payment                         $0.00           $0.00        $0.00       $0.00     $69,851,659.65
Interest - Class C Notes                            $239,805.00     $239,805.00        $0.00       $0.00     $69,611,854.65
Third Priority Principal Payment                 $24,655,218.83  $24,655,218.83        $0.00       $0.00     $44,956,635.82
Interest - Class D Notes                            $292,000.00     $292,000.00        $0.00       $0.00     $44,664,635.82
Reserve Account Deposit                                   $0.00           $0.00        $0.00       $0.00     $44,664,635.82
Regular Principal Payment                        $57,199,751.11  $44,664,635.82        $0.00       $0.00              $0.00
Subordinated Swap Termination                             $0.00           $0.00        $0.00       $0.00              $0.00
Additional Trustee Fees and                               $0.00           $0.00        $0.00       $0.00              $0.00
Residual Released to Depositor                            $0.00           $0.00        $0.00       $0.00              $0.00
                                                                          -----
TOTAL                                                            $77,070,777.59

                                                               PRINCIPAL PAYMENT:
                                                                      First Priority Principal Payment                $0.00
                                                                      Second Priority Principal Payment               $0.00
                                                                      Third Priority Principal Payment       $24,655,218.83
                                                                      Regular Principal Payment              $44,664,635.82
                                                                                                             --------------
                                                                      TOTAL                                  $69,319,854.65

IV. NOTEHOLDER PAYMENTS

                    NOTEHOLDER PRINCIPAL PAYMENTS         NOTEHOLDER INTEREST PAYMENTS            TOTAL PAYMENT
                                ACTUAL   PER $1,000 OF          ACTUAL    PER $1,000 OF           ACTUAL      PER $1,000 OF
                                              ORIGINAL                         ORIGINAL                    ORIGINAL BALANCE
                                               BALANCE                          BALANCE
Class A-1 Notes         $69,319,854.65         $127.43     $283,185.45            $0.52   $69,603,040.10            $127.95
Class A-2 Notes                  $0.00           $0.00   $1,870,374.67            $2.63    $1,870,374.67              $2.63
Class A-3a Notes                 $0.00           $0.00   $1,541,760.00            $3.30    $1,541,760.00              $3.30
Class A-3b Notes                 $0.00           $0.00     $631,140.63            $2.81      $631,140.63              $2.81
Class A-4 Notes                  $0.00           $0.00     $486,162.50            $3.64      $486,162.50              $3.64
Class B Notes                    $0.00           $0.00     $291,817.50            $4.44      $291,817.50              $4.44
Class C Notes                    $0.00           $0.00     $239,805.00            $5.48      $239,805.00              $5.48
Class D Notes                    $0.00           $0.00     $292,000.00            $6.67      $292,000.00              $6.67
                                 -----                     -----------                       -----------
TOTAL                   $69,319,854.65                   $5,636,245.75                    $74,956,100.40

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                                        July, 2008
Payment Date                                                                                                              8/15/2008
Transaction Month                                                                                                                 7

V. NOTE BALANCE AND POOL INFORMATION

                                                      BEGINNING OF PERIOD                             END OF PERIOD
                                                            BALANCE           NOTE FACTOR              BALANCE          NOTE FACTOR
Class A-1 Notes                                      $81,854,969.94             0.1504687       $12,535,115.29            0.0230425
Class A-2 Notes                                     $710,400,000.00             1.0000000      $710,400,000.00            1.0000000
Class A-3a Notes                                    $467,200,000.00             1.0000000      $467,200,000.00            1.0000000
Class A-3b Notes                                    $225,000,000.00             1.0000000      $225,000,000.00            1.0000000
Class A-4 Notes                                     $133,500,000.00             1.0000000      $133,500,000.00            1.0000000
Class B Notes                                        $65,700,000.00             1.0000000       $65,700,000.00            1.0000000
Class C Notes                                        $43,800,000.00             1.0000000       $43,800,000.00            1.0000000
Class D Notes                                        $43,800,000.00             1.0000000       $43,800,000.00            1.0000000
                                                     --------------             ---------       --------------            ---------
TOTAL                                             $1,771,254,969.94             0.7930756    $1,701,935,115.29            0.7620378

POOL INFORMATION
 Weighted Average APR                                                              4.486%                                    4.482%
 Weighted Average Remaining Term                                                    45.66                                     45.03
 Number of Receivables Outstanding                                                121,352                                   117,683
 Pool Balance                                                           $1,932,218,984.47                         $1,860,761,138.94
 Adjusted Pool Balance (Pool Balance - YSOC Amount)                     $1,767,328,538.45                         $1,702,799,751.11
 Pool Factor                                                                    0.8050915                                 0.7753174

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve  Balance                                                                                           $11,999,996.16
Targeted Credit Enhancement Amount                                                                                   $18,607,611.39
Yield Supplement Overcollateralization Amount                                                                       $157,961,387.83
Targeted Overcollateralization Amount                                                                               $164,569,003.06
Actual Overcollateralization Amount (EOP Pool Balance - EOP  Note Balance)                                          $158,826,023.65


VII. RECONCILIATION OF RESERVE ACCOUNT
Beginning Reserve Account Balance                                                                                    $11,999,996.16
Reserve Account Deposits Made                                                                                                  0.00
Reserve Account Draw Amount                                                                                                    0.00
                                                                                                                               ----
Ending Reserve Account Balance                                                                                       $11,999,996.16
Change in Reserve Account Balance                                                                                             $0.00

Specified Reserve  Balance                                                                                           $11,999,996.16

FORD CREDIT AUTO OWNER TRUST 2008-A
MONTHLY INVESTOR REPORT

Collection Period                                                                                             July, 2008
Payment Date                                                                                                   8/15/2008
Transaction Month                                                                                                      7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

                                                                                      # OF RECEIVABLES            AMOUNT
Realized Loss                                                                                      450     $1,615,073.82
(Recoveries)                                                                                        29        $21,710.65
                                                                                                              ----------
NET LOSSES FOR CURRENT COLLECTION PERIOD                                                                   $1,593,363.17
Cumulative Net Losses Last Collection                                                                      $3,410,284.33
                                                                                                           -------------
CUMULATIVE NET LOSSES FOR ALL COLLECTION PERIODS                                                           $5,003,647.50

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                 0.99%

DELINQUENT RECEIVABLES:

                                                               % OF EOP POOL         # OF RECEIVABLES             AMOUNT
31-60 Days Delinquent                                                  1.16%                    1,106     $21,565,833.26
61-90 Days Delinquent                                                  0.17%                      133      $3,142,386.84
91-120 Days Delinquent                                                 0.05%                       33        $946,017.76
Over 120 Days Delinquent                                               0.02%                       19        $300,613.00
                                                                       -----                       --        -----------
TOTAL DELINQUENT RECEIVABLES                                           1.39%                    1,291     $25,954,850.86

REPOSSESION INVENTORY:

Repossesed in the Current Collection Period                                                       127      $2,903,503.34
Total Repossesed Inventory                                                                        149      $3,934,878.47

RATIO OF NET LOSSES TO THE AVERAGE POOL BALANCE FOR THE COLLECTION PERIOD:

Second Preceding Collection Period                                                                                0.6273%
Preceding Collection Period                                                                                       0.7571%
Current Collection Period                                                                                         1.0082%
Three Month Average                                                                                               0.7975%

NUMBER OF 61+ DELINQUENT RECEIVABLES TO EOP NUMBER OF OUTSTANDING RECEIVABLES:
Second Preceding Collection Period                                                                                0.1033%
Preceding Collection Period                                                                                       0.1450%
Current Collection Period                                                                                         0.1572%
Three Month Average                                                                                               0.1352%